CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares
Short-term investments, available-for-sale debt securities current | ¥	¥ 1,512,953		¥ 2,199,372
Accrued expenses and other current liabilities	662,189	$ 96,009	693,265
Operating lease liabilities, current portion	38,326	5,557	80,010
Income tax payable	1,793	260	0
Operating lease liabilities, non-current portion	44,198	6,408	276,035
Deferred tax liabilities	¥ 74,507	$ 10,802	71,616
Ordinary shares, shares outstanding	172,858,544	172,858,544
Variable interest entity, primary beneficiary [Member]
Accrued expenses and other current liabilities | ¥	¥ 367,477		417,032
Operating lease liabilities, current portion | ¥	21,281		41,479
Income tax payable | ¥	260		0
Operating lease liabilities, non-current portion | ¥	17,457		158,824
Deferred tax liabilities | ¥	¥ 74,341		¥ 71,616
Common Class A [Member]
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	800,000,000	800,000,000	800,000,000
Ordinary shares, shares issued	100,077,116	100,077,116	99,277,116
Ordinary shares, shares outstanding	99,553,256	99,553,256	98,032,240
Common Class B [Member]
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued	73,305,288	73,305,288	73,305,288
Ordinary shares, shares outstanding	73,305,288	73,305,288	73,305,288